GOODWILL AND INTANGIBLE ASSETS - Estimated future amortization expense for core deposit intangible (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Total	$ 540	$ 746
Core Deposits
Finite-Lived Intangible Assets [Line Items]
2014	149
2015	116
2016	110
2017	110
2018	55
Total	$ 540